COMMITMENTS AND CONTINGENCIES (Details Narrative) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Expense	$ 2,492,476	$ 2,017,856	$ 2,474,230
Kruh Block [Member] | Abandonment And Site Restoration [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Environmental Exit Costs, Anticipated Cost	321,253
Rental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Expense	$ 1,228,871	$ 1,167,097	$ 1,184,831